Nature of Business and Organization (Tables)	12 Months Ended
Jun. 30, 2026
Nature of Business and Organization [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities

The consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background	Ownership	Principal activities
Global Engine Holdings Limited	● A BVI company ● Incorporated on March 5, 2021	100% owned by GE Group	Investment holding
Ace Vision Technology Investment Limited	● A BVI company ● Incorporated on May 3, 2022 ● Became a subsidiary of the Company on December 2, 2024	100% owned by BVI Sub	Investment holding
Global Engine Limited	● A Hong Kong company ● Incorporated on May 3, 2018	100% owned by BVI Sub	Integrated solutions provider in ICT, system integration and other technical consultation services
Ace Vision Technology Limited (“Ace Vision”)	● A Hong Kong company ● Incorporated on October 30, 2017 ● Became a subsidiary of the Company on December 2, 2024	100% owned by Ace Vision Investment	IT consultation services
Global Engine (Singapore) Pte. Limited	● A Singapore company ● Incorporated on June 17, 2026	100% owned by Ace Vision Investment	Not yet operational; intended to conduct artificial intelligence-related business activities